Note 12 - Financial Instruments with Off-balance-sheet Risk (Tables)	12 Months Ended
Dec. 31, 2019
Notes Tables
Schedule of Fair Value, Off-balance Sheet Risks [Table Text Block]
	In Thousands
	Contract or Notional Amount
	2019	2018
Financial instruments whose contract amounts represent credit risk:
Unused commitments to extend credit	$632,686	582,897
Standby letters of credit	72,901	80,165
Total	$705,587	663,062